CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,781,875)	$ (1,878,589)	$ (4,172,767)	$ (3,888,629)	$ (22,658,478)	$ (25,440,353)
Adjustments to reconcile loss from operations to net cash used in operating activities:
Depreciation	467,028	437,372	900,540	821,891	2,342,214	2,809,242
Loss on asset disposal	0	0	12,165	0	12,165	12,165
Write-off of mineral rights	0	0	0	0	14,000	14,000
Stock-based compensation	377,895	311,879	887,219	1,180,667		5,338,104
Stock-based expenses	83,925	0	887,219	1,180,667	4,960,209	83,925
Changes in operating assets and liabilities:
Deferred income taxes	(614,148)	(984,431)	(2,206,462)	(2,590,393)	(9,655,460)	(10,269,608)
Other receivables	4,143	102	(4,041)	23,518	(10,523)	(6,380)
Prepaid expenses and deposits	195,705	97,625	(158,321)	(164,068)	(730,558)	(534,853)
Reclamation bonds and other deposits	281	0	0	888,368	(10,940)	(10,659)
Accounts payable and accrued liabilities	(65,851)	(74,494)	22,121	(12,584)	109,783	43,932
Accrued reclamation and remediation costs	0	50,000	100,000	297,000	672,338	672,338
Net cash used in operating activities	(2,332,897)	(2,040,536)	(4,619,546)	(3,444,230)	(24,955,250)	(27,288,147)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment, net of refunds	(103,319)	(166,180)	(252,843)	(118,558)	(4,947,158)	(5,050,477)
Purchase of mineral claims	0	0	(180,080)	0	(180,080)	(180,080)
Purchase of restricted investments held for reclamation bonds	(536)	(260)	(527)	(275,285)	(1,155,365)	(1,155,901)
Net cash used in investing activities	(103,855)	(166,440)	(433,450)	(393,843)	(6,282,603)	(6,386,458)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from stock issuance	0	4,780,000	10,605,486	2,760,009	37,866,205	37,866,205
Stock issuance costs	0	(42,266)	(437,512)	(2,455)	(1,000,004)	(1,000,004)
Proceeds from borrowings - related party	0	0	0	0	8,290	8,290
Net cash provided by financing activities	0	4,737,734	10,167,974	2,757,554	36,874,491	36,874,491
NET CHANGE IN CASH	(2,436,752)	2,530,758	5,114,978	(1,080,519)	5,636,638	3,199,886
CASH AT BEGINNING OF PERIOD	5,636,638	521,660	521,660	1,602,179	0	0
CASH AT END OF PERIOD	3,199,886	3,052,418	5,636,638	521,660	5,636,638	3,199,886
SUPPLEMENTAL INFORMATION
Interest paid	2,182	664	2,333	0	8,316	10,498
Income taxes paid	0	0	0	0	0	0
Non-cash investing and financing activities:
Assets acquired for common stock and warrants issued for mineral properties	0	0	0	0	21,584,351	21,584,351
Net deferred tax liability assumed	$ 0	$ 0	$ 0	$ 0	$ 10,261,194	$ 10,261,194